Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and short-term securities	$ 16,215	$ 15,965
Debt securities	185,594	174,000
Public equities	19,179	21,545
Mortgages	48,363	44,742
Private placements	35,754	32,132
Policy loans	6,446	5,808
Loans to bank clients	1,793	1,737
Real estate	12,777	13,810
Other invested assets	27,543	24,483
Total invested assets (note 3)	353,664	334,222
Other assets
Accrued investment income	2,427	2,182
Outstanding premiums	1,369	1,148
Derivatives (note 4)	13,703	15,569
Reinsurance assets (notes 7 and 8)	43,053	30,359
Deferred tax assets (note 5)	4,318	4,569
Goodwill and intangible assets (note 6)	10,097	9,840
Miscellaneous	8,431	7,337
Total other assets	83,398	71,004
Segregated funds net assets (note 22)	313,209	324,307
Total assets	750,271	729,533
Liabilities
Insurance contract liabilities (note 7)	328,654	304,605
Investment contract liabilities (note 8)	3,265	3,126
Deposits from bank clients	19,684	18,131
Derivatives (note 4)	7,803	7,822
Deferred tax liabilities (note 5)	1,814	1,281
Other liabilities	15,190	14,927
Financial liabilities	376,410	349,892
Long-term debt (note 10)	4,769	4,784
Capital instruments (note 11)	8,732	8,387
Segregated funds net liabilities (note 22)	313,209	324,307
Total liabilities	703,120	687,370
Equity
Contributed surplus	265	277
Shareholders' retained earnings	12,704	10,083
Shareholders' accumulated other comprehensive income (loss):
Pension and other post-employment plans	(426)	(364)
Available-for-sale securities	(265)	179
Cash flow hedges	(127)	(109)
Real estate revaluation surplus	20	21
Translation of foreign operations	7,010	4,360
Total shareholders' equity	45,964	41,013
Participating policyholders' equity	94	221
Non-controlling interests	1,093	929
Total equity	47,151	42,163
Total liabilities and equity	750,271	729,533
Preferred shares [Member]
Equity
Issued shares (note 12)	3,822	3,577
Shareholders' accumulated other comprehensive income (loss):
Total equity	3,822	3,577
Common shares [Member]
Equity
Issued shares (note 12)	22,961	22,989
Shareholders' accumulated other comprehensive income (loss):
Total equity	$ 22,961	$ 22,989